Fees Summary	Mar. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 730,000
Previously Paid Amount	0.00
Total Fee Amount	111.76
Total Offset Amount	0.00
Net Fee	111.76
Narrative - Max Aggregate Offering Price	$ 730,000
Final Prospectus	true